Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 19,516,177
Cash collateral pledged for derivative transactions included in Other assets	1,765,418	¥ 1,473,109
Cash collateral received for derivative transactions included in Other liabilities	¥ 860,072	¥ 1,158,053